INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of Income Tax Expenses

Income tax expenses comprise:

	Year ended December 31,
	2019	2020	2021
Current tax expenses	$4,941	$29,436	$156,894
Deferred tax (benefit) expenses	4,682	(1,254)	13,207
Total	$9,623	$28,182	$170,101

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred income tax assets and liabilities from continuing operations are as follows:

	December 31,
	2020	2021
Deferred tax assets:
Long-lived assets depreciation	$1,665	$1,546
Deferred government subsidies	60	68
Net operating loss carried forward	709	816
Sub-total	$2,434	$2,430
Valuation Allowance	(709)	(816)
Total deferred tax assets	$1,725	$1,614

Deferred tax liabilities:
Long-lived assets depreciation	$(4,540)	$(3,258)
Difference in basis of buildings	(646)	(621)
Dividend withholding tax	—	(14,461)
Total deferred tax liabilities	$(5,186)	$(18,340)
Deferred tax liabilities, net	$(3,461)	$(16,726)

Schedule of Changes of Valuation Allowance

The changes of valuation allowance from continuing operation are as follows:

	Year ended December 31,
	2019	2020	2021
Beginning balance	$—	$729	709
Reversal	735	(65)	87
Foreign exchange effect	(6)	45	20
Ending Balance	$729	$709	816

Schedule of Effective Income Tax Rate Reconciliation

The effective income tax rate from continuing operation is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2019	2020	2021
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(14)%	(11)%	(10)%
Effect of different reversal rate	5%	—	—
R&D Super deduction	(3)%	(1)%	—%
Different tax rate in other jurisdictions	12%	4%	—
Dividend withholding tax	—	—	1%
Effective tax rate	25%	17%	16%